INCOME TAX EXPENSE AND DEFERRED TAXES (Narrative) (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Disclosure of major components of tax expense (income) [Abstract]
Unused non-capital losses in Canada	$ 27,195